Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2022
Prepaid expenses and other assets
Prepaid expenses and other assets
6.	Prepaid expenses and other assets

Prepaid expenses and other assets include the following:

December 31,	2022	2021
Current
Prepaid interest (a)	$9,614	$—
Prepaid insurance	3,214	330
Sales tax receivable	419	468
Prepaid land lease and advance (note 12)	12	11
Total Current	13,259	809
Non-current
Prepaid land lease and advance (note 12)	204	92
Total prepaid expenses and other assets	$13,463	$901

(a)	Relates to 12 months of interest which has been paid in advance on the export prepayment agreement as described in note 13.